Fair Value Measurements: (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities	$ 611,477	$ 892,271	$ 2,263,923
Fair Value, Inputs, Level 1
Marketable securities	611,477	892,271
Fair Value, Inputs, Level 2
Marketable securities
Fair Value, Inputs, Level 3
Marketable securities